Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 96.1%
Aerospace & Defense - 1.3%
TransDigm, Inc.
4.88%, 05/01/2029	$ 937,000	$ 871,486
5.50%, 11/15/2027	754,000	738,315
6.38%, 03/01/2029 (A)	383,000	384,677
6.88%, 12/15/2030 (A)	385,000	392,468
7.13%, 12/01/2031 (A)	85,000	87,585
Triumph Group, Inc.
9.00%, 03/15/2028 (A)	822,000	866,880

		3,341,411

Automobile Components - 2.8%
Clarios Global LP
6.75%, 05/15/2025 (A)	365,000	365,372
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/2026 (A)	462,000	461,610
6.75%, 05/15/2028 (A)	419,000	424,749
8.50%, 05/15/2027 (A)	846,000	847,111
Dana Financing Luxembourg SARL
5.75%, 04/15/2025 (A)	705,000	701,276
Dana, Inc.
4.25%, 09/01/2030 (B)	76,000	67,172
4.50%, 02/15/2032	889,000	767,859
5.63%, 06/15/2028 (B)	218,000	212,762
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027 (B)	361,000	348,841
5.00%, 05/31/2026 (B)	512,000	501,064
5.00%, 07/15/2029	434,000	405,199
9.50%, 05/31/2025	766,000	772,598
ZF North America Capital, Inc.
4.75%, 04/29/2025 (A)	635,000	627,181
6.88%, 04/14/2028 (A)	435,000	451,182
7.13%, 04/14/2030 (A)	303,000	319,281

		7,273,257

Automobiles - 1.7%
Ford Motor Co.
6.10%, 08/19/2032 (B)	140,000	142,095
Ford Motor Credit Co. LLC
2.70%, 08/10/2026	245,000	228,457
3.38%, 11/13/2025	627,000	603,332
4.00%, 11/13/2030	625,000	558,413
4.39%, 01/08/2026	676,000	659,490
4.95%, 05/28/2027	693,000	676,211
6.95%, 03/06/2026	541,000	551,428
7.35%, 11/04/2027 - 03/06/2030	973,000	1,032,438

		4,451,864

Banks - 2.6%
Barclays PLC
Fixed until 11/02/2025, 7.33% (C), 11/02/2026	600,000	614,808
Citigroup, Inc.
Fixed until 12/10/2025 (D), 4.00% (C)	207,000	198,474
Fixed until 09/12/2024 (D), 5.00% (B) (C)	1,116,000	1,109,181
Deutsche Bank AG
Fixed until 10/14/2030, 3.73% (C), 01/14/2032	699,000	589,197
Fixed until 11/10/2032, 7.08% (C), 02/10/2034	465,000	478,610

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
Fixed until 06/01/2031, 4.20% (C), 06/01/2032 (A)	$ 972,000	$ 814,676
5.71%, 01/15/2026 (A)	651,000	645,408
7.00%, 11/21/2025 (A)	200,000	203,683
Fixed until 11/21/2032, 8.25% (C), 11/21/2033 (A)	411,000	459,740
JPMorgan Chase & Co.
Fixed until 02/01/2025 (D), 4.60% (C)	926,000	910,063
Lloyds Banking Group PLC
Fixed until 06/27/2024 (D), 7.50% (C)	419,000	416,104
Fixed until 08/15/2032, 7.95% (C), 11/15/2033	200,000	225,165

		6,665,109

Beverages - 0.6%
Primo Water Holdings, Inc.
4.38%, 04/30/2029 (A) (B)	1,665,000	1,531,231

Building Products - 2.1%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	1,383,000	1,284,430
Builders FirstSource, Inc.
4.25%, 02/01/2032 (A)	1,305,000	1,170,578
5.00%, 03/01/2030 (A)	212,000	202,579
6.38%, 06/15/2032 (A)	461,000	467,746
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	870,000	893,326
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	448,000	399,326
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	881,000	889,720

		5,307,705

Capital Markets - 0.3%
LPL Holdings, Inc.
4.00%, 03/15/2029 (A)	677,000	622,720
4.63%, 11/15/2027 (A)	180,000	172,636

		795,356

Chemicals - 1.7%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	368,000	240,263
Avient Corp.
7.13%, 08/01/2030 (A)	279,000	286,890
Eagle Intermediate Global Holding BV/Eagle US Finance LLC
7.50%, 05/01/2025 (A)	836,000	533,992
NOVA Chemicals Corp.
4.25%, 05/15/2029 (A)	364,000	311,503
4.88%, 06/01/2024 (A)	282,000	280,865
5.25%, 06/01/2027 (A)	1,262,000	1,189,003
Olin Corp.
5.00%, 02/01/2030 (B)	538,000	510,688
5.13%, 09/15/2027	427,000	417,119
5.63%, 08/01/2029 (B)	470,000	464,061
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029 (A)	668,000	193,720

		4,428,104

Commercial Services & Supplies - 4.4%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	1,156,000	1,171,081

Transamerica Series Trust	Page 1

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies (continued)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/2027 (A)	$ 738,000	$ 714,397
8.00%, 02/15/2031 (A) (B)	1,250,000	1,247,714
Benteler International AG
10.50%, 05/15/2028 (A)	760,000	821,702
Covanta Holding Corp.
4.88%, 12/01/2029 (A)	501,000	448,942
5.00%, 09/01/2030	458,000	403,457
Garda World Security Corp.
6.00%, 06/01/2029 (A) (B)	640,000	571,886
9.50%, 11/01/2027 (A)	299,000	299,719
GFL Environmental, Inc.
6.75%, 01/15/2031 (A)	355,000	363,948
Herc Holdings, Inc.
5.50%, 07/15/2027 (A)	1,702,000	1,671,517
Hertz Corp.
4.63%, 12/01/2026 (A)	69,000	62,638
5.00%, 12/01/2029 (A) (B)	1,376,000	1,060,553
United Rentals North America, Inc.
3.75%, 01/15/2032	395,000	344,886
4.00%, 07/15/2030	707,000	643,352
5.50%, 05/15/2027	77,000	76,744
6.00%, 12/15/2029 (A)	802,000	807,402
WW International, Inc.
4.50%, 04/15/2029 (A)	1,178,000	463,614

		11,173,552

Communications Equipment - 0.3%
CommScope, Inc.
4.75%, 09/01/2029 (A)	726,000	519,090
8.25%, 03/01/2027 (A)	620,000	289,081

		808,171

Construction & Engineering - 1.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 (A)	202,000	186,391
6.63%, 01/15/2028 (A)	830,000	832,686
Beazer Homes USA, Inc.
5.88%, 10/15/2027	396,000	390,513
7.25%, 10/15/2029	783,000	793,380
7.50%, 03/15/2031 (A)	743,000	750,569
Century Communities, Inc.
6.75%, 06/01/2027	999,000	1,005,178
KB Home
7.25%, 07/15/2030	326,000	337,367
Landsea Homes Corp.
8.88%, 04/01/2029 (A) (E)	531,000	528,303
Meritage Homes Corp.
6.00%, 06/01/2025 (B)	89,000	88,901

		4,913,288

Construction Materials - 1.2%
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (A)	1,006,000	985,275
8.88%, 11/15/2031 (A)	1,654,000	1,767,945
Summit Materials LLC/Summit Materials Finance Corp.
7.25%, 01/15/2031 (A)	215,000	223,517

		2,976,737

Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
3.50%, 03/15/2029 (A)	952,000	854,872
4.63%, 01/15/2027 (A)	791,000	765,839

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP (continued)
6.50%, 02/15/2028 (A)	$ 858,000	$ 867,016
7.50%, 03/15/2026 (A)	155,000	157,703

		2,645,430

Containers & Packaging - 6.1%
ARD Finance SA
PIK Rate 7.25%, Cash Rate 6.50%, 06/30/2027 (A) (F)	472,000	157,952
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (A) (B)	442,000	381,879
4.00%, 09/01/2029 (A) (B)	873,000	704,243
6.00%, 06/15/2027 (A)	275,000	267,139
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027 (A) (B)	889,000	560,070
Ball Corp.
2.88%, 08/15/2030	1,547,000	1,319,903
6.00%, 06/15/2029	57,000	57,553
6.88%, 03/15/2028	709,000	728,844
Cascades, Inc./Cascades USA, Inc.
5.13%, 01/15/2026 (A) (B)	200,000	196,704
5.38%, 01/15/2028 (A) (B)	538,000	516,556
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029 (A)	1,005,000	1,005,457
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 02/01/2026	1,788,000	1,759,018
Graphic Packaging International LLC
3.50%, 03/15/2028 - 03/01/2029 (A)	1,087,000	996,621
3.75%, 02/01/2030 (A)	404,000	359,287
4.13%, 08/15/2024	312,000	309,348
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (A)	466,000	474,825
9.25%, 04/15/2027 (A)	148,000	146,746
OI European Group BV
4.75%, 02/15/2030 (A)	353,000	324,907
Owens-Brockway Glass Container, Inc.
6.38%, 08/15/2025 (A)	214,000	215,079
7.25%, 05/15/2031 (A) (B)	439,000	447,085
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.38%, 10/15/2028 (A)	38,000	35,455
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC
4.00%, 10/15/2027 (A) (B)	1,527,000	1,424,072
Sealed Air Corp.
5.50%, 09/15/2025 (A)	125,000	124,533
6.88%, 07/15/2033 (A)	887,000	924,959
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028 (A)	364,000	364,973
7.25%, 02/15/2031 (A)	553,000	574,938
Trivium Packaging Finance BV
5.50%, 08/15/2026 (A)	828,000	816,087
8.50%, 08/15/2027 (A)	345,000	340,664

		15,534,897

Diversified REITs - 0.8%
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026 (A)	1,044,000	983,478
6.00%, 04/15/2025 (A) (B)	199,000	198,194

Transamerica Series Trust	Page 2

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
HAT Holdings I LLC/HAT Holdings II LLC (continued)
8.00%, 06/15/2027 (A)	$ 418,000	$ 435,831
Iron Mountain Information Management Services, Inc.
5.00%, 07/15/2032 (A)	505,000	462,178

		2,079,681

Diversified Telecommunication Services - 1.6%
Iliad Holding SASU
6.50%, 10/15/2026 (A)	459,000	454,823
7.00%, 10/15/2028 (A)	534,000	528,395
Level 3 Financing, Inc.
3.63%, 01/15/2029 (A)	418,000	187,001
3.75%, 07/15/2029 (A)	1,290,000	576,811
4.25%, 07/01/2028 (A)	924,000	442,855
10.50%, 05/15/2030 (A) (B)	1,070,000	1,094,075
Telecom Italia Capital SA
6.00%, 09/30/2034	412,000	376,588
6.38%, 11/15/2033	499,000	471,433

		4,131,981

Electric Utilities - 0.5%
Elwood Energy LLC
8.16%, 07/05/2026	161,350	132,508
Vistra Operations Co. LLC
4.38%, 05/01/2029 (A)	267,000	247,338
5.00%, 07/31/2027 (A)	771,000	746,621
5.63%, 02/15/2027 (A)	69,000	67,946

		1,194,413

Electrical Equipment - 1.0%
Energizer Holdings, Inc.
4.38%, 03/31/2029 (A) (B)	502,000	450,812
6.50%, 12/31/2027 (A) (B)	710,000	706,183
WESCO Distribution, Inc.
6.38%, 03/15/2029 (A)	572,000	577,922
6.63%, 03/15/2032 (A)	195,000	198,229
7.13%, 06/15/2025 (A)	626,000	626,640

		2,559,786

Electronic Equipment, Instruments & Components - 0.3%
Sensata Technologies BV
4.00%, 04/15/2029 (A) (B)	412,000	376,209
Sensata Technologies, Inc.
3.75%, 02/15/2031 (A)	66,000	57,073
4.38%, 02/15/2030 (A)	301,000	273,976

		707,258

Energy Equipment & Services - 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028 (A)	788,000	779,450
CSI Compressco LP/CSI Compressco Finance, Inc.
PIK Rate 3.50%, Cash Rate 10.00%, 04/01/2026 (A) (F)	652,549	685,176
7.50%, 04/01/2025 (A)	730,000	730,000
Sunnova Energy Corp.
5.88%, 09/01/2026 (A) (B)	592,000	462,469
11.75%, 10/01/2028 (A) (B)	579,000	450,973

		3,108,068

Financial Services - 2.0%
Ally Financial, Inc.
Fixed until 06/13/2028, 6.99% (C), 06/13/2029	636,000	659,653

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
ILFC E-Capital Trust I
3-Month Term SOFR + 1.81%, 7.14% (C), 12/21/2065 (A)	$ 2,322,000	$ 1,813,679
ILFC E-Capital Trust II
3-Month Term SOFR + 2.06%, 7.39% (C), 12/21/2065 (A)	959,000	765,318
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/2029 (A)	155,000	157,429
6.50%, 03/26/2031 (A)	65,000	66,173
8.13%, 03/30/2029 (A)	964,000	1,019,491
United Wholesale Mortgage LLC
5.50%, 04/15/2029 (A)	291,000	275,304
5.75%, 06/15/2027 (A)	466,000	453,195

		5,210,242

Food Products - 1.5%
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	513,000	518,825
Darling Ingredients, Inc.
5.25%, 04/15/2027 (A)	210,000	206,258
6.00%, 06/15/2030 (A)	117,000	115,970
Kraft Heinz Foods Co.
5.00%, 06/04/2042	329,000	308,172
6.88%, 01/26/2039	180,000	203,515
Post Holdings, Inc.
4.50%, 09/15/2031 (A)	339,000	304,960
4.63%, 04/15/2030 (A)	713,000	655,228
5.50%, 12/15/2029 (A)	973,000	940,563
5.63%, 01/15/2028 (A) (B)	361,000	354,536
6.25%, 02/15/2032 (A)	331,000	333,418

		3,941,445

Health Care Equipment & Supplies - 0.8%
Kedrion SpA
6.50%, 09/01/2029 (A) (B)	776,000	705,384
Medline Borrower LP
3.88%, 04/01/2029 (A)	1,076,000	980,464
Medline Borrower LP/Medline Co-Issuer, Inc.
6.25%, 04/01/2029 (A)	220,000	221,183

		1,907,031

Health Care Providers & Services - 4.7%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029 (A)	1,035,000	984,486
AdaptHealth LLC
4.63%, 08/01/2029 (A)	66,000	56,784
5.13%, 03/01/2030 (A) (B)	150,000	130,789
6.13%, 08/01/2028 (A)	1,077,000	1,011,432
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030 (A)	853,000	695,590
5.63%, 03/15/2027 (A)	319,000	293,325
6.88%, 04/15/2029 (A) (B)	63,000	47,217
8.00%, 03/15/2026 (A)	311,000	310,512
DaVita, Inc.
3.75%, 02/15/2031 (A)	1,288,000	1,078,231
4.63%, 06/01/2030 (A)	838,000	750,328
Encompass Health Corp.
4.50%, 02/01/2028	603,000	574,248
4.63%, 04/01/2031	60,000	54,543
4.75%, 02/01/2030	218,000	204,193
5.75%, 09/15/2025	1,004,000	1,001,261
HCA, Inc.
5.88%, 02/01/2029	182,000	186,150

Transamerica Series Trust	Page 3

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028 (A)	$ 601,000	$ 638,562
Molina Healthcare, Inc.
4.38%, 06/15/2028 (A)	922,000	866,703
Tenet Healthcare Corp.
4.25%, 06/01/2029	807,000	750,193
4.63%, 06/15/2028	28,000	26,658
5.13%, 11/01/2027	647,000	632,868
6.13%, 10/01/2028 (B)	1,201,000	1,198,121
6.13%, 06/15/2030	451,000	449,959

		11,942,153

Health Care REITs - 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/2031 (B)	879,000	606,033

Hotel & Resort REITs - 0.5%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/2028 (A)	392,000	384,086
7.50%, 06/01/2025 (A)	875,000	876,750

		1,260,836

Hotels, Restaurants & Leisure - 10.6%
1011778 BC ULC/New Red Finance, Inc.
3.88%, 01/15/2028 (A)	242,000	227,464
4.00%, 10/15/2030 (A)	636,000	565,556
Boyne USA, Inc.
4.75%, 05/15/2029 (A)	1,131,000	1,048,106
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (A) (B)	661,000	602,653
6.50%, 02/15/2032 (A)	335,000	338,121
7.00%, 02/15/2030 (A)	77,000	79,023
Carnival Corp.
6.00%, 05/01/2029 (A)	1,423,000	1,403,498
7.00%, 08/15/2029 (A) (B)	109,000	113,714
7.63%, 03/01/2026 (A)	192,000	194,388
10.50%, 06/01/2030 (A)	412,000	450,650
Carnival Holdings Bermuda Ltd.
10.38%, 05/01/2028 (A)	332,000	362,241
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	912,000	882,220
6.75%, 05/01/2031 (A)	441,000	443,501
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030	622,000	596,393
5.38%, 05/01/2025 (A)	37,000	36,875
5.75%, 05/01/2028 (A)	69,000	68,919
5.88%, 04/01/2029 (A)	81,000	81,132
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031 (A)	944,000	845,265
5.00%, 06/01/2029 (A)	453,000	422,815
International Game Technology PLC
4.13%, 04/15/2026 (A)	227,000	220,096
5.25%, 01/15/2029 (A)	217,000	209,671
6.25%, 01/15/2027 (A)	214,000	215,558
6.50%, 02/15/2025 (A)	434,000	435,557
Light & Wonder International, Inc.
7.00%, 05/15/2028 (A)	731,000	736,794
7.50%, 09/01/2031 (A)	928,000	965,731

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International
4.63%, 09/01/2026	$ 341,000	$ 333,602
4.75%, 10/15/2028 (B)	633,000	601,916
5.50%, 04/15/2027 (B)	924,000	916,187
5.75%, 06/15/2025 (B)	649,000	648,331
6.50%, 04/15/2032 (E)	806,000	803,033
6.75%, 05/01/2025	556,000	555,646
NCL Corp. Ltd.
5.88%, 03/15/2026 - 02/15/2027 (A)	1,614,000	1,593,123
8.13%, 01/15/2029 (A)	383,000	405,145
Royal Caribbean Cruises Ltd.
5.38%, 07/15/2027 (A)	500,000	492,875
5.50%, 04/01/2028 (A)	412,000	407,186
6.25%, 03/15/2032 (A)	171,000	172,458
8.25%, 01/15/2029 (A)	279,000	295,418
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030 (A)	661,000	639,017
Station Casinos LLC
4.50%, 02/15/2028 (A)	1,696,000	1,597,719
6.63%, 03/15/2032 (A)	404,000	408,215
Travel & Leisure Co.
4.50%, 12/01/2029 (A) (B)	392,000	360,370
5.65%, 04/01/2024	823,000	823,000
6.00%, 04/01/2027	926,000	925,706
6.60%, 10/01/2025	148,000	149,069
Viking Cruises Ltd.
5.88%, 09/15/2027 (A) (B)	1,374,000	1,348,475
7.00%, 02/15/2029 (A) (B)	710,000	712,871
9.13%, 07/15/2031 (A)	251,000	274,691
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	1,155,000	1,195,380

		27,205,374

Household Products - 0.3%
Central Garden & Pet Co.
4.13%, 04/30/2031 (A)	738,000	650,543

Independent Power & Renewable Electricity Producers - 1.5%
Calpine Corp.
3.75%, 03/01/2031 (A)	581,000	509,542
4.50%, 02/15/2028 (A)	753,000	714,450
5.00%, 02/01/2031 (A)	140,000	128,408
5.13%, 03/15/2028 (A)	472,000	453,035
5.25%, 06/01/2026 (A)	700,000	692,720
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	360,000	308,935
4.75%, 03/15/2028 (A)	583,000	554,216
NRG Energy, Inc.
3.38%, 02/15/2029 (A)	193,000	171,436
3.63%, 02/15/2031 (A)	62,000	53,444
3.88%, 02/15/2032 (A)	31,000	26,569
5.75%, 01/15/2028	280,000	278,449

		3,891,204

Insurance - 2.3%
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	1,361,000	1,330,458
Global Atlantic Finance Co.
Fixed until 07/15/2026, 4.70% (C), 10/15/2051 (A)	732,000	659,837
7.95%, 06/15/2033 (A)	623,000	692,525

Transamerica Series Trust	Page 4

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.69% (C), 02/12/2067 (A)	$ 1,028,000	$ 914,503
HUB International Ltd.
7.25%, 06/15/2030 (A)	370,000	380,368
7.38%, 01/31/2032 (A)	210,000	211,414
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 7.94% (C), 05/17/2066	1,057,000	845,815
Panther Escrow Issuer LLC
7.13%, 06/01/2031 (A) (E)	895,000	910,868

		5,945,788

Internet & Catalog Retail - 0.9%
Uber Technologies, Inc.
4.50%, 08/15/2029 (A)	496,000	470,545
6.25%, 01/15/2028 (A)	59,000	59,243
7.50%, 09/15/2027 (A)	883,000	904,119
8.00%, 11/01/2026 (A)	907,000	917,927

		2,351,834

IT Services - 0.4%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.
6.00%, 11/01/2029 (A)	1,032,000	933,933

Leisure Products - 0.4%
Amer Sports Co.
6.75%, 02/16/2031 (A)	892,000	891,087

Machinery - 2.1%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	217,000	210,510
6.38%, 06/15/2030 (A)	238,000	239,262
Chart Industries, Inc.
7.50%, 01/01/2030 (A)	1,247,000	1,295,275
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (A) (B)	239,000	176,909
Madison IAQ LLC
4.13%, 06/30/2028 (A)	494,000	457,074
5.88%, 06/30/2029 (A)	793,000	725,835
SPX Flow, Inc.
8.75%, 04/01/2030 (A) (B)	1,274,000	1,286,830
Wabash National Corp.
4.50%, 10/15/2028 (A)	988,000	906,252

		5,297,947

Media - 8.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 - 01/15/2034 (A)	846,000	653,012
4.50%, 08/15/2030 - 06/01/2033 (A)	934,000	752,380
4.50%, 05/01/2032	698,000	560,607
4.75%, 03/01/2030 - 02/01/2032 (A)	1,775,000	1,492,544
5.00%, 02/01/2028 (A)	423,000	393,916
5.38%, 06/01/2029 (A)	290,000	265,378
5.50%, 05/01/2026 (A) (B)	348,000	342,742
Clear Channel Outdoor Holdings, Inc.
7.50%, 06/01/2029 (A) (B)	61,000	50,465
7.75%, 04/15/2028 (A) (B)	244,000	213,614
9.00%, 09/15/2028 (A)	699,000	728,663
CSC Holdings LLC
4.13%, 12/01/2030 (A)	248,000	177,258
4.50%, 11/15/2031 (A)	662,000	468,608

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
CSC Holdings LLC (continued)
5.38%, 02/01/2028 (A)	$ 400,000	$ 344,734
5.75%, 01/15/2030 (A)	2,580,000	1,365,868
6.50%, 02/01/2029 (A)	460,000	390,060
7.50%, 04/01/2028 (A)	500,000	337,151
11.75%, 01/31/2029 (A)	200,000	200,283
DISH DBS Corp.
5.25%, 12/01/2026 (A)	173,000	136,119
5.75%, 12/01/2028 (A)	455,000	312,786
7.38%, 07/01/2028	360,000	171,900
7.75%, 07/01/2026	218,000	145,883
DISH Network Corp.
11.75%, 11/15/2027 (A)	354,000	360,570
Gray Television, Inc.
4.75%, 10/15/2030 (A) (B)	662,000	434,379
5.38%, 11/15/2031 (A) (B)	1,156,000	758,208
7.00%, 05/15/2027 (A) (B)	260,000	242,084
iHeartCommunications, Inc.
5.25%, 08/15/2027 (A) (B)	564,000	411,078
6.38%, 05/01/2026	495,000	421,887
8.38%, 05/01/2027	1,147,386	640,836
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029 (A)	1,506,000	1,261,576
6.75%, 10/15/2027 (A)	816,000	765,794
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (A)	211,000	197,700
4.13%, 07/01/2030 (A)	1,015,000	887,209
5.00%, 08/01/2027 (A)	31,000	29,828
5.50%, 07/01/2029 (A)	373,000	355,229
TEGNA, Inc.
4.63%, 03/15/2028	481,000	439,937
4.75%, 03/15/2026 (A)	244,000	239,192
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	796,000	779,265
7.38%, 06/30/2030 (A) (B)	93,000	91,887
8.00%, 08/15/2028 (A)	272,000	277,107
Virgin Media Finance PLC
5.00%, 07/15/2030 (A)	647,000	546,916
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	1,139,000	1,053,399
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	2,548,000	2,187,392

		21,885,444

Metals & Mining - 5.1%
Big River Steel LLC/BRS Finance Corp.
6.63%, 01/31/2029 (A)	1,137,000	1,143,366
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032 (A) (B)	775,000	785,911
Constellium SE
5.63%, 06/15/2028 (A)	1,025,000	996,520
5.88%, 02/15/2026 (A)	1,818,000	1,805,527
Enviri Corp.
5.75%, 07/31/2027 (A)	1,424,000	1,340,784
FMG Resources August 2006 Pty. Ltd.
5.88%, 04/15/2030 (A)	718,000	706,498
6.13%, 04/15/2032 (A)	698,000	690,341
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	526,000	502,602
4.38%, 08/01/2028	512,000	491,915
Mineral Resources Ltd.
8.13%, 05/01/2027 (A)	872,000	882,093
8.50%, 05/01/2030 (A)	988,000	1,018,404
9.25%, 10/01/2028 (A)	99,000	104,169
New Gold, Inc.
7.50%, 07/15/2027 (A)	1,032,000	1,034,332

Transamerica Series Trust	Page 5

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Novelis Corp.
3.25%, 11/15/2026 (A)	$ 70,000	$ 65,224
3.88%, 08/15/2031 (A)	71,000	60,996
4.75%, 01/30/2030 (A)	1,620,000	1,495,381

		13,124,063

Mortgage Real Estate Investment Trusts - 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	364,000	340,660
5.25%, 10/01/2025 (A)	632,000	620,677

		961,337

Oil, Gas & Consumable Fuels - 12.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029 (A)	690,000	663,496
6.63%, 02/01/2032 (A)	320,000	321,633
7.88%, 05/15/2026 (A)	810,000	826,900
Callon Petroleum Co.
6.38%, 07/01/2026	180,000	181,913
7.50%, 06/15/2030 (A)	423,000	447,323
8.00%, 08/01/2028 (A)	219,000	228,855
Chord Energy Corp.
6.38%, 06/01/2026 (A)	764,000	767,115
Civitas Resources, Inc.
5.00%, 10/15/2026 (A)	424,000	414,928
8.63%, 11/01/2030 (A)	28,000	30,067
8.75%, 07/01/2031 (A)	940,000	1,005,841
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	619,000	560,748
CrownRock LP/CrownRock Finance, Inc.
5.00%, 05/01/2029 (A)	17,000	16,789
5.63%, 10/15/2025 (A)	1,849,000	1,844,913
DCP Midstream Operating LP
5.38%, 07/15/2025	600,000	597,772
DT Midstream, Inc.
4.13%, 06/15/2029 (A)	392,000	360,380
4.38%, 06/15/2031 (A)	122,000	110,501
Energy Transfer LP
8.00%, 04/01/2029 (A)	1,125,000	1,166,418
EnLink Midstream LLC
6.50%, 09/01/2030 (A)	435,000	447,369
EQM Midstream Partners LP
6.00%, 07/01/2025 (A)	59,000	59,059
6.38%, 04/01/2029 (A)	769,000	775,301
6.50%, 07/01/2027 (A)	366,000	369,213
Genesis Energy LP/Genesis Energy Finance Corp.
8.25%, 01/15/2029 (B)	37,000	37,987
8.88%, 04/15/2030	407,000	425,990
Hess Midstream Operations LP
4.25%, 02/15/2030 (A)	31,000	28,482
5.13%, 06/15/2028 (A)	657,000	635,220
HF Sinclair Corp.
6.38%, 04/15/2027 (A)	678,000	682,298
Ithaca Energy North Sea PLC
9.00%, 07/15/2026 (A) (B)	875,000	884,167
Kinder Morgan, Inc.
7.75%, 01/15/2032	245,000	278,045
8.05%, 10/15/2030	134,000	152,600
Matador Resources Co.
6.50%, 04/15/2032 (A) (E)	184,000	184,534
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026 (A)	115,000	114,913
10.50%, 05/15/2027 (A)	507,000	522,899

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
NuStar Logistics LP
5.63%, 04/28/2027	$ 742,000	$ 733,927
5.75%, 10/01/2025	115,000	114,430
6.00%, 06/01/2026	111,000	110,495
Occidental Petroleum Corp.
6.13%, 01/01/2031	79,000	81,813
6.45%, 09/15/2036	1,194,000	1,273,519
6.63%, 09/01/2030	899,000	951,169
7.15%, 05/15/2028	433,000	455,096
Ovintiv, Inc.
7.38%, 11/01/2031	276,000	302,657
Parkland Corp.
4.50%, 10/01/2029 (A)	341,000	315,446
4.63%, 05/01/2030 (A)	77,000	71,088
5.88%, 07/15/2027 (A)	531,000	526,425
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030 (A)	687,000	713,727
Permian Resources Operating LLC
7.00%, 01/15/2032 (A)	979,000	1,015,607
SM Energy Co.
5.63%, 06/01/2025 (B)	299,000	297,593
6.50%, 07/15/2028 (B)	77,000	77,322
6.63%, 01/15/2027	832,000	831,216
6.75%, 09/15/2026	222,000	222,205
Southwestern Energy Co.
4.75%, 02/01/2032	286,000	263,249
5.38%, 03/15/2030	540,000	519,639
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.00% (G), 10/15/2026 (A)	340,000	343,901
Summit Midstream Partners LP
Fixed until 05/01/2023 (D), 13.02% (C)	672,000	698,880
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	145,000	138,709
5.00%, 01/15/2028	150,000	147,513
5.50%, 03/01/2030	716,000	712,604
6.50%, 07/15/2027	255,000	257,820
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	959,000	1,033,100
9.88%, 02/01/2032 (A)	1,090,000	1,174,811
Vital Energy, Inc.
9.75%, 10/15/2030	530,000	579,515
10.13%, 01/15/2028	438,000	459,735
Western Midstream Operating LP
5.30%, 03/01/2048	1,122,000	975,829
5.45%, 04/01/2044	251,000	230,703

		30,773,412

Paper & Forest Products - 0.7%
Domtar Corp.
6.75%, 10/01/2028 (A)	970,000	880,248
Glatfelter Corp.
4.75%, 11/15/2029 (A) (B)	1,171,000	997,754

		1,878,002

Personal Care Products - 0.6%
Coty, Inc.
5.00%, 04/15/2026 (A)	582,000	573,557
6.50%, 04/15/2026 (A)	791,000	792,283
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030 (A)	243,000	246,763

		1,612,603

Transamerica Series Trust	Page 6

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals - 1.0%
Bausch Health Americas, Inc.
8.50%, 01/31/2027 (A)	$ 532,000	$ 312,679
Bausch Health Cos., Inc.
5.00%, 01/30/2028 - 02/15/2029 (A)	574,000	242,672
5.25%, 01/30/2030 - 02/15/2031 (A)	619,000	255,667
7.00%, 01/15/2028 (A)	161,000	71,766
Grifols SA
4.75%, 10/15/2028 (A) (B)	613,000	507,227
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028 (A)	685,000	638,519
5.13%, 04/30/2031 (A)	453,000	401,329

		2,429,859

Professional Services - 0.3%
Gartner, Inc.
3.63%, 06/15/2029 (A)	273,000	246,992
3.75%, 10/01/2030 (A)	211,000	188,895
4.50%, 07/01/2028 (A)	451,000	429,659

		865,546

Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028 (A) (B)	510,000	503,631
8.88%, 09/01/2031 (A) (B)	351,000	371,018

		874,649

Software - 1.6%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029 (A)	819,000	848,825
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	829,000	735,138
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028 (A)	813,000	729,485
MSCI, Inc.
3.63%, 09/01/2030 (A)	986,000	874,747
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (A)	511,000	176,634
UKG, Inc.
6.88%, 02/01/2031 (A)	620,000	631,616

		3,996,445

Specialized REITs - 1.0%
Iron Mountain, Inc.
4.50%, 02/15/2031 (A)	183,000	165,140
5.25%, 03/15/2028 (A)	994,000	961,800
7.00%, 02/15/2029 (A)	346,000	352,455
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (A)	319,000	293,620
4.63%, 06/15/2025 (A)	182,000	179,209
5.75%, 02/01/2027 (A)	480,000	479,434

		2,431,658

Specialty Retail - 0.7%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A) (B)	236,000	241,116
6.75%, 07/01/2036	497,000	501,962
6.88%, 11/01/2035	325,000	332,458
7.50%, 06/15/2029 (B)	549,000	570,612
9.38%, 07/01/2025 (A)	56,000	58,428

		1,704,576

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals - 1.0%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	$ 329,000	$ 306,447
5.13%, 04/15/2029 (A)	1,105,000	1,024,804
5.25%, 10/01/2030 (A)	481,000	435,169
Western Digital Corp.
4.75%, 02/15/2026	774,000	756,500

		2,522,920

Wireless Telecommunication Services - 1.2%
Altice France SA
8.13%, 02/01/2027 (A) (B)	416,000	320,870
Sprint LLC
7.13%, 06/15/2024	630,000	630,959
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (A)	585,000	493,945
4.75%, 07/15/2031 (A)	1,029,000	887,381
7.75%, 04/15/2032 (A) (E)	776,000	777,940

		3,111,095

Total Corporate Debt Securities (Cost $254,912,100)		245,834,358

LOAN ASSIGNMENTS - 1.9%
Automobile Components - 0.2%
Clarios Global LP
Term Loan B,
1-Month Term SOFR + 3.00%, 8.33% (C), 05/06/2030	434,910	435,345

Commercial Services & Supplies - 0.4%
Garda World Security Corp.
Term Loan B,
3-Month Term SOFR + 4.25%, 9.58% (C), 02/01/2029	895,000	895,373

Containers & Packaging - 0.5%
Anchor Glass Container Corp.
Term Loan,
3-Month Term SOFR + 5.00%, 10.57% - 10.83% (C), 12/07/2025	879,210	735,239
Reynolds Group Holdings, Inc.
Term Loan B2,
1-Month Term SOFR + 3.25%, 8.69% (C), 02/05/2026	203,941	204,427
Trident TPI Holdings, Inc.
Term Loan,
3-Month Term SOFR + 4.50%, 9.81% (C), 09/15/2028	402,241	402,185

		1,341,851

Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment, Inc.
Term Loan B1,
3-Month Term SOFR + 2.75%, 8.04% (C), 02/06/2031	775,000	774,612

IT Services - 0.0% (H)
Rackspace Technology Global, Inc.
1st Lien Term Loan,
3-Month Term SOFR + 6.25%, 11.58% (C), 05/15/2028	96,027	95,067

Transamerica Series Trust	Page 7

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Software - 0.5%
Central Parent, Inc.
Term Loan B,
3-Month Term SOFR + 4.00%, 9.31% (C), 07/06/2029	$ 748,492	$ 750,163
UKG, Inc.
Term Loan B,
TBD, 02/10/2031 (E) (I)	645,000	647,419

		1,397,582

Total Loan Assignments (Cost $4,956,681)		4,939,830

	Shares	Value
COMMON STOCKS - 0.1%
Electric Utilities - 0.0% (H)
Homer City Generation LLC (J) (K)	39,132	391

Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (J) (K) (L)	123	0

Software - 0.1%
Avaya Holdings Corp. (J) (M)	33,145	182,298

Total Common Stocks (Cost $2,523,065)		182,689

OTHER INVESTMENT COMPANY - 7.0%
Securities Lending Collateral - 7.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (N)	17,925,613	17,925,613

Total Other Investment Company (Cost $17,925,613)		17,925,613

	Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp., 2.50% (N), dated 03/28/2024, to be repurchased at $3,716,070 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $3,789,374.	$ 3,715,038	3,715,038

Total Repurchase Agreement (Cost $3,715,038)		3,715,038

Total Investments (Cost $284,032,497)		272,597,528
Net Other Assets (Liabilities) - (6.6)%		(16,802,692)

Net Assets - 100.0%		$ 255,794,836

Transamerica Series Trust	Page 8

Transamerica Aegon High Yield Bond VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (O)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$245,834,358	$—	$245,834,358
Loan Assignments	—	4,939,830	—	4,939,830
Common Stocks	—	182,298	391	182,689
Other Investment Company	17,925,613	—	—	17,925,613
Repurchase Agreement	—	3,715,038	—	3,715,038

Total Investments	$17,925,613	$254,671,524	$391	$272,597,528

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $188,178,900, representing 73.6% of the Portfolio’s net assets.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $24,250,912, collateralized by cash collateral of $17,925,613 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,834,805. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(F)	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock. If the securities make a cash payment in addition to in-kind, the cash rate is disclosed separately.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2024; the maturity date disclosed is the ultimate maturity date.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	All or a portion of the security represents an unsettled loan commitment at March 31, 2024 where the rate will be determined at time of settlement.
(J)	Non-income producing securities.
(K)	Securities are Level 3 of the fair value hierarchy.
(L)	Security deemed worthless.
(M)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2024, the value of the security is $182,298, representing 0.1% of the Portfolio’s net assets.
(N)	Rates disclosed reflect the yields at March 31, 2024.
(O)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(P)	Level 3 securities were not considered significant to the Portfolio.

PORTFOLIO ABBREVIATIONS:

REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBD	To Be Determined

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Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon High Yield Bond VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

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Transamerica Aegon High Yield Bond VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

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